NOTES PAYABLE (Details Narrative) - USD ($)							5 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 24, 2026	May 07, 2026	Jan. 05, 2026	Jan. 02, 2026	Aug. 27, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Jul. 31, 2025	Jul. 31, 2024	Jan. 23, 2025	Oct. 23, 2024	Sep. 25, 2024	Aug. 15, 2023	Jul. 31, 2022	Jul. 31, 2021
Short-Term Debt [Line Items]
Payments on promissory notes									$ 720,000
Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date					Jun. 30, 2026	Jan. 05, 2026
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Notes payable, description									The Convertible Note may not be prepaid in whole or in part without the prior written consent of the Holder. The Convertible Note bears interest at the rate of
Accrued interest rate		11.00%
Maturity date		Dec. 31, 2026
Conversion price		$ 2.95
Convertible units									275,069
Note Purchase Agreement [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Promissory notes, principal amount		$ 809,706
Principal amount		720,000
Interest Payable		$ 89,706
Maximum [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Beneficial ownership percentage		9.99%
Minimum [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Beneficial ownership percentage		4.99%
Frost Gamma Investments Trust [Member]
Short-Term Debt [Line Items]
Notes payable, description							The Company has outstanding notes payable to Frost Gamma Investments Trust (“Frost Gamma”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of $75,000 and $75,000, respectively. The promissory notes accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The Frost Gamma promissory note may be prepaid in advance of the maturity date without penalty. Frost Gamma is a trust controlled by Dr. Phillip Frost, a current director of the Company, and who beneficially owns in excess of 10% of the Company’s common stock		Between the years 2021 through 2025, the Company issued several promissory notes to Frost Gamma Investments Trust (“Frost Gamma”) totaling		The Company has outstanding notes payable to Frost Gamma Investments Trust (“Frost Gamma”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of $75,000 and $75,000, respectively. The promissory notes accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The Frost Gamma promissory note may be prepaid in advance of the maturity date without penalty. Frost Gamma is a trust controlled by Dr. Phillip Frost, a current director of the Company, and who beneficially owns in excess of 10% of the Company’s common stock.
Maturity date	Sep. 30, 2026
Outstanding notes payable balance	$ 150,000						$ 470,000		$ 150,000
Outstanding notes payable balance							470,000				$ 445,000	$ 350,000
Frost Gamma Investments Trust [Member] | Promissory Note [Member]
Short-Term Debt [Line Items]
Promissory notes, principal amount						$ 120,000	470,000						$ 120,000	$ 120,000	$ 120,000	$ 200,000	$ 75,000	$ 75,000
Accrued interest rate	11.00%								11.00%
Maturity date	Jun. 30, 2026
Payments on promissory notes							0	$ 0				0
Frost Gamma Investments Trust [Member] | Promissory Note [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Promissory notes, principal amount					$ 100,000.00
Accrued interest rate				11.00%	11.00%
Maturity date				Jun. 30, 2026	Jun. 30, 2026
Frost Gamma Investments Trust [Member] | Two Promissory Note [Member]
Short-Term Debt [Line Items]
Promissory notes, principal amount	$ 300,000								$ 300,000
Accrued interest rate	11.00%								11.00%
Maturity date	Jun. 30, 2026
Frost Gamma Investments Trust [Member] | Two Promissory Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Promissory notes, principal amount	$ 620,000								$ 620,000
Outstanding notes payable balance	88,000								88,000
Frost Gamma Investments Trust [Member] | Two Promissory Note [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Promissory notes, principal amount	150,000								150,000
Outstanding notes payable balance	70,000								70,000
Dr Jane Hsiao [Member]
Short-Term Debt [Line Items]
Outstanding notes payable balance	150,000						150,000		150,000		150,000	150,000
Payments on promissory notes							$ 0	$ 0			$ 0	$ 0
Dr Jane Hsiao [Member] | New Promissory Note Agreement [Member]
Short-Term Debt [Line Items]
Promissory notes, principal amount	150,000		$ 100,000						150,000
Accrued interest rate			11.00%
Maturity date			Jun. 30, 2026
Outstanding notes payable balance	$ 70,000								$ 70,000
Dr Jane Hsiao [Member] | Promissory Note [Member]
Short-Term Debt [Line Items]
Notes payable, description							The Company has outstanding notes payable Jane Hsiao, Ph.D. (“Dr. Hsiao”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of $75,000 and $75,000, respectively. The promissory notes accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The promissory notes to Dr. Hsiao may be prepaid in advance of the maturity date without penalty. Dr. Hsiao is the Company’s Chairman and Interim CEO, and who beneficially owns in excess of 10% of the Company’s common stock.		the Company has outstanding notes payable Jane Hsiao, Ph.D. (“Dr. Hsiao”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of		The Company has outstanding notes payable Jane Hsiao, Ph.D. (“Dr. Hsiao”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of $75,000 and $75,000, respectively. The promissory notes accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The promissory notes to Dr. Hsiao may be prepaid in advance of the maturity date without penalty. Dr. Hsiao is the Company’s Chairman and Interim CEO, and who beneficially owns in excess of 10% of the Company’s common stock.
Promissory notes, principal amount							$ 150,000										$ 75,000	$ 75,000
Accrued interest rate	11.00%								11.00%
Maturity date	Sep. 30, 2026
Dr Jane Hsiao [Member] | Promissory Note [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Accrued interest rate				11.00%
Maturity date				Jun. 30, 2026